                                       United States
                             Securities and Exchange Commission
                                   Washington, D.C. 20549

                                         Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                          811-4743

                            (Investment Company Act File Number)

                             Federated Equity Income Fund, Inc.
              ---------------------------------------------------------------

                     (Exact Name of Registrant as Specified in Charter)

                                 Federated Investors Funds
                                    5800 Corporate Drive
                            Pittsburgh, Pennsylvania 15237-7000

                                       (412) 288-1900
                              (Registrant's Telephone Number)

                                 John W. McGonigle, Esquire
                                 Federated Investors Tower
                                    1001 Liberty Avenue
                            Pittsburgh, Pennsylvania 15222-3779
                          (Name and Address of Agent for Service)
                     (Notices should be sent to the Agent for Service)

                             Date of Fiscal Year End: 11/30/04

                    Date of Reporting Period: Fiscal year ended 11/30/04

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Federated Equity Income Fund, Inc.

Established 1986

19TH ANNUAL SHAREHOLDER REPORT

November 30, 2004

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended		Period Ended		Year Ended March 31,
	11/30/2004		11/30/2003	[1]	2003		2002		2001		2000
Net Asset Value, Beginning of Period	$15.05		$12.21		$16.66		$16.96		$23.69		$19.49
Income From Investment Operations:
Net investment income	0.33		0.23		0.27		0.25		0.34		0.27
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	2.09		2.81		(4.48)		(0.26)		(6.26)		4.20
TOTAL FROM INVESTMENT OPERATIONS	2.42		3.04		(4.21)		(0.01)		(5.92)		4.47
Less Distributions:
Distributions from net investment income	(0.37)		(0.20)		(0.24)		(0.29)		(0.34)		(0.27)
Distributions from net realized gain on invest-ments, futures contracts, options and foreign currency transactions	--		--		--		--		(0.47)		(0.00	) [2]
TOTAL DISTRIBUTIONS	(0.37)		(0.20)		(0.24)		(0.29)		(0.81)		(0.27)
Net Asset Value, End of Period	$17.10		$15.05		$12.21		$16.66		$16.96		$23.69
Total Return [3]	16.25	% [4]	24.99	% [5]	(25.36)%		(0.07)%		(25.58)%		23.14%

Ratios to Average Net Assets:
Expenses	1.13	% [6]	1.18	% [6,7]	1.17	% [6]	1.10%		1.07%		1.10%
Net investment income	2.05%		2.35	% [7]	1.93%		1.49%		1.65%		1.28%
Expense waiver/reimbursement [8]	0.00	% [9]	0.00	% [7,9]	0.00	% [9]	0.00	% [9]	0.00	% [9]	--
Supplemental Data:
Net assets, end of period (000 omitted)	$643,279		$616,835		$549,359		$923,647		$1,077,582		$1,187,734
Portfolio turnover	75%		44%		123%		86%		85%		58%

1 The Fund has changed its fiscal year end from March 31 to November 30.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the year ended November 30, 2004, the Fund was reimbursed by the Adviser, which had an impact of 0.06% on the total return. See Notes to Financial Statements (Note 5).

5 During the period ended November 30, 2003, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on the total return. See Notes to Financial Statements (Note 5).

6 The expense ratios are calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios would be 1.12% for the year ended November 30, 2004, 1.16% for the period ended November 30, 2003, and 1.15% for the year ended March 31, 2003, after taking into account these expense reductions.

7 Computed on an annualized basis.

8 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

9 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended		Period Ended		Year Ended March 31,
	11/30/2004		11/30/2003	[1]	2003		2002		2001		2000
Net Asset Value, Beginning of Period	$15.04		$12.21		$16.65		$16.96		$23.68		$19.49
Income From Investment Operations:
Net investment income	0.22		0.16		0.17		0.12		0.18		0.12
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	2.08		2.80		(4.47)		(0.27)		(6.25)		4.19
TOTAL FROM INVESTMENT OPERATIONS	2.30		2.96		(4.30)		(0.15)		(6.07)		4.31
Less Distributions:
Distributions from net investment income	(0.25)		(0.13)		(0.14)		(0.16)		(0.18)		(0.12)
Distributions from net realized gain on invest- ments, futures contracts, options and foreign currency transactions	--		--		--		--		(0.47)		(0.00	) [2]
TOTAL DISTRIBUTIONS	(0.25)		(0.13)		(0.14)		(0.16)		(0.65)		(0.12)
Net Asset Value, End of Period	$17.09		$15.04		$12.21		$16.65		$16.96		$23.68
Total Return [3]	15.39	% [4]	24.29	% [5]	(25.89)%		(0.88)%		(26.11)%		22.18%

Ratios to Average Net Assets:
Expenses	1.88	% [6]	1.93	% [6,7]	1.92	% [6]	1.85%		1.82%		1.85%
Net investment income	1.31%		1.60	% [7]	1.16%		0.74%		0.89%		0.53%
Expense waiver/reimbursement [8]	0.00	% [9]	0.00	% [7,9]	0.00	% [9]	0.00	% [9]	0.00	% [9]	--
Supplemental Data:
Net assets, end of period (000 omitted)	$513,071		$603,043		$551,204		$1,021,453		$1,225,097		$1,537,957
Portfolio turnover	75%		44%		123%		86%		85%		58%

1 The Fund has changed its fiscal year end from March 31 to November 30.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the year ended November 30, 2004, the Fund was reimbursed by the Adviser, which had an impact of 0.07% on the total return. See Notes to Financial Statements (Note 5).

5 During the period ended November 30, 2003, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on the total return. See Notes to Financial Statements (Note 5).

6 The expense ratios are calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios would be 1.87% for the year ended November 30, 2004, 1.91% for the period ended November 30, 2003, and 1.90% for the year ended March 31, 2003, after taking into account these expense reductions.

7 Computed on an annualized basis.

8 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

9 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended		Period Ended		Year Ended March 31,
	11/30/2004		11/30/2003	[1]	2003		2002		2001		2000
Net Asset Value, Beginning of Period	$15.05		$12.21		$16.66		$16.96		$23.69		$19.50
Income From Investment Operations:
Net investment income	0.22		0.16		0.17		0.12		0.18		0.12
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	2.08		2.81		(4.48)		(0.26)		(6.26)		4.19
TOTAL FROM INVESTMENT OPERATIONS	2.30		2.97		(4.31)		(0.14)		(6.08)		4.31
Less Distributions:
Distributions from net investment income	(0.25)		(0.13)		(0.14)		(0.16)		(0.18)		(0.12)
Distributions from net realized gain on invest- ments, futures contracts, options and foreign currency transactions	--		--		--		--		(0.47)		(0.00	) [2]
TOTAL DISTRIBUTIONS	(0.25)		(0.13)		(0.14)		(0.16)		(0.65)		(0.12)
Net Asset Value, End of Period	$17.10		$15.05		$12.21		$16.66		$16.96		$23.69
Total Return [3]	15.38	% [4]	24.37	% [5]	(25.94)%		(0.83)%		(26.14)%		22.17%

Ratios to Average Net Assets:
Expenses	1.88	% [6]	1.93	% [6,7]	1.92	% [6]	1.85%		1.82%		1.85%
Net investment income	1.31%		1.60	% [7]	1.16%		0.74%		0.90%		0.53%
Expense waiver/reimbursement [8]	0.00	% [9]	0.00	% [7,9]	0.00	% [9]	0.00	% [9]	0.00	% [9]	--
Supplemental Data:
Net assets, end of period (000 omitted)	$84,177		$92,145		$85,242		$160,217		$213,472		$249,004
Portfolio turnover	75%		44%		123%		86%		85%		58%

1 The Fund has changed its fiscal year end from March 31 to November 30.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the year ended November 30, 2004, the Fund was reimbursed by the Adviser, which had an impact of 0.07% on the total return. See Notes to Financial Statements (Note 5).

5 During the period ended November 30, 2003, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on the total return. See Notes to Financial Statements (Note 5).

6 The expense ratios are calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios would be 1.87% for the year ended November 30, 2004, 1.91% for the period ended November 30, 2003, and 1.90% for the year ended March 31, 2003, after taking into account these expense reductions.

7 Computed on an annualized basis.

8 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

9 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class F Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended		Period Ended		Year Ended March 31,
	11/30/2004		11/30/2003	[1]	2003		2002		2001		2000
Net Asset Value, Beginning of Period	$15.06		$12.22		$16.67		$16.97		$23.70		$19.50
Income From Investment Operations:
Net investment income	0.30		0.20		0.24		0.21		0.29		0.22
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	2.09		2.81		(4.48)		(0.27)		(6.27)		4.20
TOTAL FROM INVESTMENT OPERATIONS	2.39		3.01		(4.24)		(0.06)		(5.98)		4.42
Less Distributions:
Distributions from net investment income	(0.33)		(0.17)		(0.21)		(0.24)		(0.28)		(0.22)
Distributions from net realized gain on invest-ments, futures contracts, options and foreign currency transactions	--		--		--		--		(0.47)		(0.00	) [2]
TOTAL DISTRIBUTIONS	(0.33)		(0.17)		(0.21)		(0.24)		(0.75)		(0.22)
Net Asset Value, End of Period	$17.12		$15.06		$12.22		$16.67		$16.97		$23.70
Total Return [3]	16.01	% [4]	24.75	% [5]	(25.54)%		(0.32)%		(25.76)%		22.82%

Ratios to Average Net Assets:
Expenses	1.38	% [6]	1.43	% [6,7]	1.42	% [6]	1.35%		1.32%		1.35%
Net investment income	1.80%		2.10	% [7]	1.66%		1.24%		1.39%		1.03%
Expense waiver/reimbursement [8]	0.00	% [9]	0.00	% [7,9]	0.00	% [9]	0.00	% [9]	0.00	% [9]	--
Supplemental Data:
Net assets, end of period (000 omitted)	$45,229		$49,192		$43,366		$81,067		$103,323		$147,313
Portfolio turnover	75%		44%		123%		86%		85%		58%

1 The Fund has changed its fiscal year end from March 31 to November 30.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the year ended November 30, 2004, the Fund was reimbursed by the Adviser, which had an impact of 0.06% on the total return. See Notes to Financial Statements (Note 5).

5 During the period ended November 30, 2003, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on the total return. See Notes to Financial Statements (Note 5).

6 The expense ratios are calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios would be 1.37%, for the year ended November 30, 2004, 1.41% for the period ended November 30, 2003, and 1.40% for the year ended March 31, 2003, after taking into account these expense reductions.

7 Computed on an annualized basis.

8 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

9 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2004	Ending Account Value 11/30/2004	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,079.80	$5.77
Class B Shares	$1,000	$1,075.70	$9.65
Class C Shares	$1,000	$1,075.70	$9.65
Class F Shares	$1,000	$1,078.90	$7.07
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.45	$5.60
Class B Shares	$1,000	$1,015.70	$9.37
Class C Shares	$1,000	$1,015.70	$9.37
Class F Shares	$1,000	$1,018.20	$6.86

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	1.11%
Class B Shares	1.86%
Class C Shares	1.86%
Class F Shares	1.36%

Management's Discussion of Fund Performance

Fund Performance

This report covers Federated Equity Income Fund, Inc.'s fiscal year performance period from December 1, 2003 through November 30, 2004. During this period, the fund produced a total return of 16.25% for Class A Shares, 15.39% for Class B Shares, 15.38% for Class C Shares and 16.01% for Class F Shares based on net asset value (NAV). The fund trailed its blended benchmark, which consists of 90% Russell 1000 Value Index and 10% Merrill Lynch 91-Day Treasury Bill Index (90%RUS1V/10%ML91DTB), 1 which returned 17.73% during the same period. The fund outperformed the broad market, Standard & Poor's 500 Index (S&P500), 2 which returned 12.86% during the reporting period. The fund's Class A Shares 16.25% total return was composed of 13.62% in price appreciation and 2.63% in dividends. The portfolio managers focus on the realization of the fund's income and total return objectives by primarily purchasing stocks with dividend yields greater than the general equity markets and current relative dividend yields greater than their historical averages.

Market Conditions and Impact Upon Fund's Performance:

The past 12 months generated positive returns for most domestic and global equity market benchmarks, continuing the trend established during the first quarter of 2003. Small and mid-cap investment strategies continued their dominance of large-cap strategies during the period, and as a result, the portfolio's bias toward large-cap companies negatively influenced relative performance. The fund employs a value-based investment strategy which positively influenced performance during the period as value-based strategies generally outperformed growth-based strategies across most market capitalizations.

Sector Selection Impact Upon Fund's Performance:

Positive sector selection influences upon fund performance relative to the benchmark included overweight positions in the Utilities (up 0.27%) and Telecommunications Services sectors (up 0.37%), and an underweight position in Information Technology (up 0.42%).

Negative sector selection influences upon relative performance included an overweight position in Healthcare (down 0.51%) and an underweight position in the Energy sector (down 0.75%).

1 The 90% RUS1V/10%ML91DTB is a blended index which is comprised of the RUS1V and the ML91DTB. The RUS1V measures the performance of the 1,000 largest of the 3,000 largest U.S.-domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The ML91DTB is an index tracking short-term government securities. Indexes are unmanaged, and investments can not be made directly in an index.

2 The S&P500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Indexes are unmanaged, and investment can not be made directly in an index.

Security Selection Impact Upon Fund's Performance:

Positive influences on relative performance included favorable security selection in the Utilities, Industrials, and Consumer Discretionary sectors. Negative influences on relative performance included unfavorable security selection in the Information Technology, Financials, and Consumer Staples sectors.

The top five contributing names to the fund's performance during the reporting period were: Exxon Mobil Corp. up 1.54%, BP PLC up 0.73%, General Electric Co .. up 0.66%, Verizon Communications up 0.66%, and Limited Brands, Inc. up 0.65%. The five negative contributors most significant to the fund's performance were: Merck & Co. Inc. down 0.50%, Coca Cola Co. down 0.29%, Pfizer Inc. down 0.20%, Sears Roebuck & Co. down 0.18%, and Amvescap PLC down 0.17%.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual Fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Equity Income Fund, Inc. (Class A Shares) (the "Fund") from November 30, 1994 to November 30, 2004 compared to the Russell 1000 Value Index (RUS1V) 2 and the fund's blended benchmark, consisting of 90% Russell 1000 Value Index/10% Merrill Lynch 91-Day Treasury Index (90% RUS1V/10% ML91DTB). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2004
1 Year	9.83%
5 Years	(2.98)%
10 Years	8.66%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50% for Class A Shares.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The RUS1V and the 90% RUS1V/10% ML91DTB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The RUS1V and the 90% RUS1V/10% ML91DTB are not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. Indexes are unmanaged and unlike the Fund, are not affected by cashflows.

3 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Equity Income Fund, Inc. (Class B Shares) (the "Fund") from November 30, 1994 to November 30, 2004 compared to the Russell 1000 Value Index (RUS1V) 2 and the fund's blended benchmark, consisting of 90% Russell 1000 Value Index/10% Merrill Lynch 91-Day Treasury Index (90% RUS1V/10% ML91DTB). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2004
1 Year	9.89%
5 Years	(2.99)%
10 Years	8.61%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption less than seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The RUS1V and the 90% RUS1V/10% ML91DTB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The RUS1V and the 90% RUS1V/10% ML91DTB are not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged and unlike the Fund, are not affected by cashflows.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Equity Income Fund, Inc. (Class C Shares) (the "Fund") from November 30, 1994 to November 30, 2004 compared to the Russell 1000 Value Index (RUS1V) 2 and the fund's blended benchmark, consisting of 90% Russell 1000 Value Index/10% Merrill Lynch 91 Day Treasury Index (90% RUS1V/10% ML91DTB). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2004
1 Year	13.25%
5 Years	(2.81)%
10 Years	8.34%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% for Class C Shares.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The RUS1V and the 90% RUS1V/10% ML91DTB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The RUS1V and the 90% RUS1V/10% ML91DTB are not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged and unlike the Fund, are not affected by cashflows.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS F SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Equity Income Fund, Inc. (Class F Shares) (the "Fund") from November 30, 1994 to November 30, 2004 compared to the Russell 1000 Value Index (RUS1V) 2 and the fund's blended benchmark, consisting of 90% Russell 1000 Value Index/10% Merrill Lynch 91 Day Treasury Index (90% RUS1V/10% ML91DTB). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2004
1 Year	13.88%
5 Years	(2.30)%
10 Years	8.90%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% for Class F Shares.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied on any redemption less than four years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The RUS1V and the 90% RUS1V/10% ML91DTB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The RUS1V and the 90% RUS1V/10% ML91DTB are not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged and unlike the Fund, are not affected by cashflows.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments Summary Table

At November 30, 2004, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Investments [2]
Financials	30.0%
Consumer Discretionary	12.9%
Industrials	8.5%
Telecommunication Services	8.3%
Consumer Staples	7.5%
Utilities	7.3%
Healthcare	6.4%
Materials	6.1%
Energy	4.7%
Information Technology	1.4%
Cash Equivalents [3]	6.9%
TOTAL	100.0%

1 Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor's Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund's adviser.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Cash Equivalents includes any investments in money market mutual funds or overnight repurchase agreements.

Portfolio of Investments

November 30, 2004

Shares		Value
	COMMON STOCKS--91.2%
	Consumer Discretionary--11.9%
284,500	Belo (A.H.) Corp., Series A	$7,175,090
385,000	Delphi Auto Systems Corp.	3,465,000
68,700	E.W. Scripps Co., Class A	3,211,038
49,700	Knight-Ridder, Inc.	3,384,073
1,125,100	Limited, Inc.	27,497,444
562,100	Mattel, Inc.	10,651,795
239,100	May Department Stores Co.	6,723,492
251,900	Maytag Corp.	5,063,190
1,196,000	McDonald's Corp.	36,765,040
592,800	Newell Rubbermaid, Inc.	13,681,824
310,000	Nissan Motor Co. Ltd., ADR	6,500,700
1,626,700	Pearson PLC, ADR	19,211,327
145,700	Pier 1 Imports, Inc.	2,657,568
203,300	Tupperware Corp.	3,805,776
50,000	Whirlpool Corp.	3,227,500
	TOTAL	153,020,857
	Consumer Staples--7.5%
145,400	Albertsons, Inc.	3,678,620
57,000	Altria Group, Inc.	3,276,930
59,600	Anheuser-Busch Cos., Inc.	2,985,364
197,200	Archer-Daniels-Midland Co.	4,180,640
133,100	Boots Group PLC, ADR	3,210,771
458,200	Coca-Cola Co.	18,011,842
154,500	Colgate-Palmolive Co.	7,105,455
358,200	Kimberly-Clark Corp.	22,785,102
43,100	Lancaster Colony Corp.	1,882,608
256,500	Loews Corp.- Carolina Group	7,541,100
252,100	PepsiCo, Inc.	12,582,311
136,000	Sara Lee Corp.	3,193,280
97,700	Unilever N.V., ADR	6,155,100
	TOTAL	96,589,123
Shares		Value
	COMMON STOCKS--continued
	Energy--4.7%
112,200	BP PLC, ADR	$6,883,470
532,100	Exxon Mobil Corp.	27,270,125
48,600	Kinder Morgan, Inc.	3,367,980
103,000	Tidewater, Inc.	3,494,790
173,300	Total SA, Class B, ADR	18,993,680
	TOTAL	60,010,045
	Financials--29.4%
161,643	Ace Ltd.	6,533,610
434,400	Allstate Corp.	21,937,200
1,569,100	Amvescap PLC, ADR	19,488,222
485,914	Bank of America Corp.	22,483,241
461,800	Bank of New York Co., Inc.	15,197,838
98,175	Cincinnati Financial Corp.	4,398,240
1,314,400	Citigroup, Inc.	58,819,400
333,100	Equity Office Properties Trust	9,143,595
92,000	Federal Home Loan Mortgage Corp.	6,279,920
134,000	Federal National Mortgage Association	9,205,800
652,300	J.P. Morgan Chase & Co.	24,559,095
121,500	Lloyds TSB Group PLC, ADR	3,951,180
666,500	MBNA Corp.	17,702,240
225,500	Mellon Financial Corp.	6,589,110
250,000	Morgan Stanley	12,687,500
381,600	Nationwide Financial Services, Inc., Class A	14,340,528
172,000	New York Community Bancorp, Inc.	3,402,160
152,300	Northern Trust Corp.	7,164,192
501,500	Sun Life Financial Services of Canada	16,153,315
333,067	The St. Paul Travelers Cos., Inc.	12,150,284
420,700	Trizec Properties, Inc.	6,928,929
321,300	U.S. Bancorp	9,520,119
279,700	UBS AG	22,655,700
412,300	Wells Fargo & Co.	25,467,771
311,300	Willis Group Holdings Ltd.	11,782,705
132,800	XL Capital Ltd.	10,007,808
	TOTAL	378,549,702
Shares		Value
	COMMON STOCKS--continued
	Healthcare--6.4%
146,100	Abbott Laboratories	$6,130,356
406,500	Baxter International, Inc.	12,865,725
134,200	Bristol-Myers Squibb Co.	3,153,700
114,600	GlaxoSmithKline PLC, ADR	4,875,084
53,000	Johnson & Johnson	3,196,960
470,500	Merck & Co., Inc.	13,183,410
934,800	Pfizer, Inc.	25,959,396
317,700	Wyeth	12,666,699
	TOTAL	82,031,330
	Industrials--8.5%
1,079,100	General Electric Co.	38,156,976
278,000	Lockheed Martin Corp.	16,913,520
451,400	Quebecor World, Inc.	9,479,400
514,900	TPG NV, ADR	13,547,019
116,500	Union Pacific Corp.	7,390,760
168,900	United Technologies Corp.	16,481,262
231,000	Waste Management, Inc.	6,886,110
	TOTAL	108,855,047
	Information Technology--1.4%
741,100	Hewlett-Packard Co.	14,822,000
198,700	Nokia Oyj, Class A, ADR	3,212,979
	TOTAL	18,034,979
	Materials--6.1%
66,100	Air Products & Chemicals, Inc.	3,784,225
314,000	Akzo Nobel NV, ADR	12,996,460
174,500	Bowater, Inc.	7,068,995
669,700	Du Pont (E.I.) de Nemours & Co.	30,350,804
89,700	Hanson PLC, ADR	3,607,734
245,600	POSCO, ADR	11,602,144
561,200	Stora Enso Oyj, ADR	8,917,468
	TOTAL	78,327,830
Shares		Value
	COMMON STOCKS--continued
	Telecommunication Services--8.3%
159,600	AT&T Corp.	$2,920,680
319,600	BCE, Inc.	7,750,300
468,700	BellSouth Corp.	12,570,534
1,007,000	SBC Communications, Inc.	25,346,190
173,200	Sprint Corp.	3,950,692
354,000	TDC A/S, ADR	7,257,000
261,700	Telefonos de Mexico, Class L, ADR	9,162,117
587,100	Telstra Corp. Ltd., ADR	11,213,610
559,800	Verizon Communications	23,080,554
147,000	Vodafone Group PLC, ADR	4,008,690
	TOTAL	107,260,367
	Utilities--7.0%
191,100	Entergy Corp.	12,387,102
121,100	Equitable Resources, Inc.	7,205,450
312,800	Exelon Corp.	13,046,888
962,000	Korea Electric Power Corp., ADR	12,967,760
142,900	National Grid Group PLC, ADR	6,570,542
353,300	Northeast Utilities Co.	6,440,659
116,900	ONEOK, Inc.	3,263,848
173,400	Pinnacle West Capital Corp.	7,664,280
164,300	Progress Energy, Inc.	7,214,413
127,700	RWE AG, ADR	6,797,254
276,400	Suez SA, ADR	6,523,040
	TOTAL	90,081,236
	TOTAL COMMON STOCKS (IDENTIFIED COST $1,016,549,875)	1,172,760,516
	PREFERRED STOCKS--1.8%
	Consumer Discretionary--1.0%
476,700	General Motors Corp., Conv. Pfd., Series C, $2.46, Annual Dividend	12,751,725
	Financials--0.5%
236,400	Chubb Corp., PRIDES, $1.75, Annual Dividend	6,943,068
	Utilities--0.3%
74,800	American Electric Power Co., Inc., DECS, $4.63, Annual Dividend	3,560,480
	TOTAL PREFERRED STOCKS (IDENTIFIED COST $21,107,815)	23,255,273
Principal Amount		Value
	REPURCHASE AGREEMENTS--7.0%
$50,000,000	Interest in $1,500,000,000 joint repurchase agreement with Banc of America Securities LLC, 2.08%, dated 11/30/2004 to be repurchased at $50,002,889 on 12/1/2004, collateralized by a U.S. Government Agency Obligations with a maturity of 4/1/2034, collateral market value $1,530,000,000	$50,000,000
40,475,000	Interest in $2,000,000,000 joint repurchase agreement with UBS Securities LLC, 2.08%, dated 11/30/2004 to be repurchased at $40,477,339 on 12/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 8/15/2034, collateral market value $2,060,004,602	40,475,000
	TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	90,475,000
	TOTAL INVESTMENTS--100% (IDENTIFIED COST $1,128,132,690) [1]	1,286,490,789
	OTHER ASSETS AND LIABILITIES - NET--0.0%	(733,579)
	TOTAL NET ASSETS--100%	$1,285,757,210

1 The cost of investments for federal tax purposes amounts to $1,131,420,549.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
DECS	--Dividend Enhanced Convertible Stock
PRIDES	--Preferred Redeemable Increased Dividend Equity Securities

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2004

Assets:
Total investments in securities, at value (identified cost $1,128,132,690)		$1,286,490,789
Cash		26,061
Income receivable		3,666,083
Receivable for investments sold		9,608,579
Receivable for shares sold		2,477,372
TOTAL ASSETS		1,302,268,884
Liabilities:
Payable for investments purchased	$12,289,170
Payable for shares redeemed	2,623,740
Payable for transfer and dividend disbursing agent fees and expenses	548,171
Payable for portfolio accounting fees	13,623
Payable for distribution services fee (Note 5)	378,925
Payable for shareholder service fee (Note 5)	263,571
Options written, at value	272,000
Accrued expenses	122,474
TOTAL LIABILITIES		16,511,674
Net assets for 75,200,114 shares outstanding		$1,285,757,210
Net Assets Consist of:
Paid-in capital		$1,424,157,399
Net unrealized appreciation of investments, futures contracts, options and translation of assets and liabilities in foreign currency		158,264,507
Accumulated net realized loss on investments, options and foreign currency transactions		(298,297,523)
Undistributed net investment income		1,632,827
TOTAL NET ASSETS		$1,285,757,210

Statement of Assets and Liabilities-continued

November 30, 2004

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($643,279,080 ÷ 37,619,717 shares outstanding), $0.01 par value, 500,000,000 shares authorized	$17.10
Offering price per share (100/94.50 of $17.10) [1]	$18.10
Redemption proceeds per share	$17.10
Class B Shares:
Net asset value per share ($513,071,482 ÷ 30,016,320 shares outstanding), $0.01 par value, 500,000,000 shares authorized	$17.09
Offering price per share	$17.09
Redemption proceeds per share (94.50/100 of $17.09) [1]	$16.15
Class C Shares:
Net asset value per share ($84,177,162 ÷ 4,921,756 shares outstanding), $0.01 par value, 500,000,000 shares authorized	$17.10
Offering price per share (100/99.00 of $17.10) [1]	$17.27
Redemption proceeds per share (99.00/100 of $17.10) [1]	$16.93
Class F Shares:
Net asset value per share ($45,229,486 ÷ 2,642,321 shares outstanding), $0.01 par value, 500,000,000 shares authorized	$17.12
Offering price per share (100/99.00 of $17.12) [1]	$17.29
Redemption proceeds per share (99.00/100 of $17.12) [1]	$16.95

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2004

Investment Income:
Dividends (including $425,847 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $1,237,730)		$42,108,587
Interest (including income on securities loaned of $12,755)		56,673
TOTAL INCOME		42,165,260
Expenses:
Investment adviser fee (Note 5)	$7,971,104
Administrative personnel and services fee (Note 5)	1,063,824
Custodian fees	63,952
Transfer and dividend disbursing agent fees and expenses (Note 5)	2,045,675
Directors'/Trustees' fees	18,994
Auditing fees	21,845
Legal fees	11,257
Portfolio accounting fees (Note 5)	171,178
Distribution services fee--Class B Shares (Note 5)	4,277,483
Distribution services fee--Class C Shares (Note 5)	669,077
Distribution services fee--Class F Shares (Note 5)	117,619
Shareholder services fee--Class A Shares (Note 5)	1,554,821
Shareholder services fee--Class B Shares (Note 5)	1,425,835
Shareholder services fee--Class C Shares (Note 5)	223,026
Shareholder services fee--Class F Shares (Note 5)	117,619
Share registration costs	81,034
Printing and postage	252,194
Insurance premiums	29,081
Miscellaneous	13,863
TOTAL EXPENSES	20,129,481

Statement of Operations-continued

Year Ended November 30, 2004

Waivers, Reimbursement and Expense Reduction:
Waiver of investment adviser fee (Note 5)	$(2,987)
Waiver of administrative personnel and services fee (Note 5)	(51,494)
Fees paid indirectly from directed broker agreements (Note 5)	(126,690)
Directed brokerage credits	(3,585)
Reimbursement of other operating expenses (Note 5)	(4,116)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		$(188,872)
Net expenses			$19,940,609
Net investment income			22,224,651
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			177,654,998
Net realized gain on options			86,451
Net realized loss on foreign currency transactions			(3,493)
Net increase due to reimbursement from Adviser (Note 5)			715,187
Net change in unrealized depreciation of investments, options and translation of assets and liabilities in foreign currency			(4,311,064)
Net realized and unrealized gain on investments, options and foreign currency transactions			174,142,079
Change in net assets resulting from operations			$196,366,730

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Year Ended 11/30/2004	Period Ended 11/30/2003 [1]	Year Ended 3/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$22,224,651	$17,692,049	$23,792,139
Net realized gain (loss) on investments, futures contracts, options and foreign currency transactions	177,737,956	59,365,474	(215,397,653)
Net increase due to reimbursement from Adviser (Note 5)	715,187	9,304	--
Net change in unrealized appreciation/depreciation of investments, futures contracts, options and translation of assets and liabilities in foreign currency	(4,311,064)	214,736,082	(330,025,697)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	196,366,730	291,802,909	(521,631,211)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(14,186,053)	(8,452,275)	(11,865,492)
Class B Shares	(8,855,691)	(5,387,595)	(7,003,156)
Class C Shares	(1,376,869)	(826,683)	(1,081,675)
Class F Shares	(959,683)	(587,732)	(849,938)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(25,378,296)	(15,254,285)	(20,800,261)
Share Transactions:
Proceeds from sale of shares	141,246,542	143,337,646	134,406,476
Net asset value of shares issued to shareholders in payment of distributions declared	22,445,013	13,299,976	17,806,777
Cost of shares redeemed	(410,147,321)	(301,132,150)	(566,995,470)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(246,455,766)	(144,494,528)	(414,782,217)
Change in net assets	(75,467,332)	132,054,096	(957,213,689)
Net Assets:
Beginning of period	1,361,224,542	1,229,170,446	2,186,384,135
End of period (including undistributed net investment income of $1,632,827, $4,776,175, and $2,337,610, respectively)	$1,285,757,210	$1,361,224,542	$1,229,170,446

1 The Fund changed its fiscal year end from March 31 to November 30.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2004

1. ORGANIZATION

Federated Equity Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A, Class B, Class C, and Class F Shares. The investment objective of the Fund is to provide above average income and capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gain and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended November 30, 2004, the Fund had no realized gain (loss) on futures contracts.

At November 30, 2004, the Fund had no outstanding futures contracts.

Written Options Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put, the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the year ended November 30, 2004, the Fund had a realized gain of $86,451 on written options.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Aggregate Face Value
Outstanding at prior period-end	0	$ 0
Contracts opened	(2,565)	$(461,204)
Contracts expired	1,715	$ 196,309
Outstanding at November 30, 2004	(850)	$(178,444)

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of November 30, 2004, the Fund had no outstanding securities on loan.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At November 30, 2004, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

	Year Ended 11/30/2004		Period Ended 11/30/2003 [1]		Year Ended 3/31/2003
Class A Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,711,266	$109,207,586	8,011,405	$108,078,027	6,575,081	$88,716,880
Shares issued to shareholders in payment of distributions declared	804,988	12,918,546	535,109	7,577,806	776,109	10,385,760
Shares redeemed	(10,884,534)	(175,741,367)	(12,539,548)	(172,378,480)	(17,810,929)	(240,358,727)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(3,368,280)	$(53,615,235)	(3,993,034)	$(56,722,647)	(10,459,739)	$(141,256,087)

	Year Ended 11/30/2004		Period Ended 11/30/2003 [1]		Year Ended 3/31/2003
Class B Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,416,635	$22,853,176	1,341,717	$19,032,988	1,849,297	$25,427,464
Shares issued to shareholders in payment of distributions declared	483,720	7,738,378	329,165	4,655,394	453,160	6,002,374
Shares redeemed	(11,972,458)	(194,036,288)	(6,732,049)	(95,272,852)	(18,496,338)	(250,845,974)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(10,072,103)	$(163,444,734)	(5,061,167)	$(71,584,470)	(16,193,881)	$(219,416,136)

	Year Ended 11/30/2004		Period Ended 11/30/2003 [1]		Year Ended 3/31/2003
Class C Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	438,531	$7,121,257	498,458	$6,841,675	684,713	$9,165,731
Shares issued to shareholders in payment of distributions declared	65,792	1,053,448	43,561	616,400	58,377	773,942
Shares redeemed	(1,704,639)	(27,523,325)	(1,399,202)	(19,584,388)	(3,381,204)	(46,212,067)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,200,316)	$(19,348,620)	(857,183)	$(12,126,313)	(2,638,114)	$(36,272,394)

	Year Ended 11/30/2004		Period Ended 11/30/2003 [1]		Year Ended 3/31/2003
Class F Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	127,238	$2,064,523	667,819	$9,384,956	842,981	$11,096,401
Shares issued to shareholders in payment of distributions declared	45,784	734,641	31,753	450,376	48,195	644,701
Shares redeemed	(796,201)	(12,846,341)	(981,632)	(13,896,430)	(2,205,565)	(29,578,702)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(623,179)	$(10,047,177)	(282,060)	$(4,061,098)	(1,314,389)	$(17,837,600)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(15,263,878)	$(246,455,766)	(10,193,444)	$(144,494,528)	(30,606,123)	$(414,782,217)

1 The Fund changed its fiscal year end from March 31 to November 30.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for expiration of capital loss carryforwards and foreign currency transactions.

For the year ended November 30, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income	Accumulated Net Realized Losses
$(20,184)	$10,297	$9,887

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the year ended November 30, 2004, the period ended November 30, 2003 and the year ended March 31, 2003 was as follows:

	Year Ended 11/30/2004	Period Ended 11/30/2003	Year Ended 3/31/2003
Ordinary income [1]	$25,378,296	$15,254,285	$20,800,261

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of November 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,632,827
Unrealized appreciation	$154,976,648
Capital loss carryforward	$295,009,662

At November 30, the cost of investments for federal tax purposes was $1,131,420,549. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation from options contracts was $155,070,240. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $190,210,064 and net unrealized depreciation from investments for those securities having an excess of cost over value of $35,139,824.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the tax deferral of losses on wash sales.

At November 30, 2004, the Fund had a capital loss carryforward of $295,009,662 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$140,280,434
2010	$125,726,830
2011	$ 29,002,398

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania (FEMCOPA), the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. Prior to January 1, 2004, the Fund's investment adviser was Federated Investment Management Company (FIMCO). The fee received by FIMCO was identical to that received by FEMCOPA. FEMCOPA and FIMCO may voluntarily choose to waive any portion of their fees. FEMCOPA and FIMCO can modify or terminate this voluntary waiver at any time at their sole discretion. For the year ended November 30, 2004, the fees paid to FEMCOPA and FIMCO were $7,266,219 and $701,898, respectively, after voluntary waiver, if applicable.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Fund's Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investment in this fund are recorded as income in the accompanying financial statements and totaled $425,847 for the period.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.50%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.25%

For the year ended November 30, 2004, Class A Shares did not incur a distribution services fee.

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the year ended November 30, 2004, FSC, the principal distributor, retained $138,798 in sales charges from the sale of Class A Shares. FSC also retained $3,000 of contingent deferred sales charges relating to redemptions of Class A Shares, $964 relating to redemptions of Class C Shares and $714 relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, and Class F Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $1,349,047, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $14,782, after voluntary waiver, if applicable.

Expense Reduction

The Fund directs certain portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended November 30, 2004, the Fund's expenses were reduced by $126,690 under these arrangements.

Other

Federated has retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Trustees of the Fund have retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser made a contribution to the Fund of $719,303. Of this amount, $4,116 relates to the reimbursement of operating expenses for fees received by Federated from assets invested as a result of frequent trading arrangements; and $715,187 relates to a contribution to Paid-in Capital for detrimentral impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing times.

For the period ended November 30, 2003, the Fund's Adviser made a voluntary contribution to the Fund of $9,304 for losses on investments inadvertently purchased by the Fund.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended November 30, 2004, were as follows:

Purchases	$963,820,906
Sales	$1,253,130,909

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended November 30, 2004, 100.0% of total ordinary dividends paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended November 30, 2004, 92.9% qualify for the dividend received deduction available to corporate shareholders.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF AND SHAREHOLDERS OF FEDERATED EQUITY INCOME FUND, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Equity Income Fund, Inc. (the "Fund") as of November 30, 2004, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Equity Income Fund, Inc. at November 30, 2004, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
January 12, 2005

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Corporation comprised one portfolio, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: June 1986	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: June 1986	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: June 1986	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: June 1985	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

John L. Nichol Birth Date: May 21, 1963 VICE PRESIDENT Began serving: May 2004	John L. Nichol is Vice President of the Corporation. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received has M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated Equity Income Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313915100
Cusip 313915209
Cusip 313915308
Cusip 313915407

8042506 (1/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for
Principal Executive and Financial Officers") that applies to the registrant's Principal
Executive Officer and Principal Financial Officer; the registrant's Principal Financial
Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for
Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit Committee is an
"audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit Committee consists of the following Board members:
Thomas G. Bigley, John T. Conroy, Jr., Nicholas P. Constantakis and Charles F. Mansfield,
Jr.

Item 4.     Principal Accountant Fees and Services

            (a)   Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $15,984

                  Fiscal year ended 2003 - $15,500

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $16,500 and $0 respectively.  Fiscal year ended 2004 - Sarbanes Oxley sec. 302 procedures.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the
Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its Chairman.  The
Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the
Audit Committee, the Audit Committee may grant general pre-approval for other Audit
Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit
Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)   The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;
(2)   Such services were not recognized by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and
(3)   Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit
                  Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the
Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the
SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
Regulation S-X:

                  4(b)

                  Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2004 - $233,597

                  Fiscal year ended 2003 - $197,212

(h)         The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
            Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and
            Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal quarter that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Equity Income Fund, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        January 24, 2005

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        January 24, 2005

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        January 24, 2005